Short-Term Bank Loans - Summary of Short-Term Bank Loans (Parenthetical) (Detail) - Short-term bank loans [member]	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	2.15%	2.35%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	3.92%	4.77%